Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
(7)	Acquisitions

In December 2009, the Company acquired the rights to dalbavancin through our acquisition of all of the outstanding shares of capital stock of Vicuron from Pfizer. The Company paid total up-front consideration of $10,000,000 for the shares of Vicuron and the dalbavancin inventory to be used in research. In addition, upon the successful clinical development, regulatory approval and first commercial sale of dalbavancin, in the United States or one of five major European markets, the Company is required to pay Pfizer an additional milestone payment of $25,000,000. However, at its sole discretion, the Company may elect to defer the milestone payment for a period of up to five years if it delivers to Pfizer a promissory note for the full amount of such milestone payment. Interest on the outstanding principal amount of the promissory note will accrue at a rate of 10% per annum, compounded annually. The Pfizer Agreement also included a clause allowing for a refund of $6,000,000 of the initial $10,000,000 purchase price if the Company provided documentation that supported the position that marketing approval for dalbavancin required more than one new Phase 3 clinical trial. The transaction has been accounted for as an acquisition of a business and, accordingly, under the acquisition method of accounting, the purchase price was determined using cash paid and the estimated fair values for the two contingent aspects of the consideration using probability factors and assessments as of the acquisition date. As the principal asset acquired was a right to develop, manufacture and sell dalbavancin, that fair value was considered to represent IPR&D. Such value was capitalized at the acquisition date.

The table below lists the fair value of the consideration transferred in the Pfizer Agreement:

Fair value at acquisition date
Cash paid	$10,000,000
Contingent obligation	5,871,000
Contingent receivable	(579,000)

$15,292,000

Management completed an assessment of the probability of the successful clinical development, regulatory approval and commercial sale of dalbavancin in future periods and determined that a liability of $5,871,000 should be recorded at December 11, 2009 to reflect fair value of the contingent consideration. The Company has classified this liability as noncurrent in the accompanying consolidated balance sheets, as payment is not expected to occur until at least 2014. The Company also recorded the fair value of the contingent receivable of $579,000 at December 11, 2009 based on the probability of payout. Subsequent to the acquisition date, the Company has measured the contingent consideration arrangements at fair value for each period with changes in fair value recognized in the Company’s statement of operations. Changes in fair value reflect new information about the related IPR&D asset and its progress toward approval, and the passage of time based on an estimated risk-free rate of interest, and therefore ultimately the probability of achieving regulatory approval for the product candidate. Separately, the possibility of receiving the $6,000,000 contingent receivable was also reassessed as development efforts continued. The Company received the $6,000,000 contingent receivable in March 2011. In the absence of new information on development costs and probability of success, changes in fair value during those periods reflect only the passage of time.

The purchase price allocation resulted in the following amounts being allocated to the assets and liabilities assumed at the acquisition date based upon their respected fair values summarized below:

December 11, 2009
IPR&D asset	$15,292,000
Deferred tax liability	(5,811,000)
Goodwill	5,811,000

Total consideration transferred	$15,292,000

The fair value of the IPR&D asset was estimated using expected future cash flows for dalbavancin, which has not yet received regulatory approval and has no alternative future use. The fair value was based on key assumptions, such as estimates of sales and operating profits related to the product candidate (considering the stage of development), the probability of achieving ultimate approval, the time and resources needed to complete the regulatory approval process for the product candidate and the life of the potential commercialized products and associated risks, including the inherent difficulties and uncertainties in obtaining regulatory approvals. In determining the fair value of the IPR&D asset acquired related to dalbavancin, the Company used the following assumptions:

•	The expected product approval date was early 2014 with product launch occurring later in 2014. The first year of significant cash inflows was 2015.

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The Company’s estimate of pricing and costs of product sales at the date of the acquisition was based upon information available at that time. The expected costs of products was based on typical contract manufacturing costs with an expectation of higher costs earlier in the product life cycle and then decreasing and stabilizing costs in subsequent years. The product sales data was based on the Company’s knowledge of a competitor’s product sales increases and its view of the market for the product as best it understood it at the time.

•	The Company applied a 30% probability of regulatory approval and subsequent commercial launch and a 20% discount rate to the projected cash flows.

The IPR&D asset will not be amortized until approval is achieved.

The Company does not expect any portion of this goodwill to be deductible for tax purposes. The goodwill attributable to the Company’s acquisition is not amortized, but is subject to review for impairment annually.

At December 31, 2012 and 2011, the balance of the contingent liability consideration, which reflects the fair value of the contingent milestone payment, was $19,836,000 and $18,739,000, respectively. The Company’s contingent consideration is based on Level 3 inputs within the fair value hierarchy. Fair values determined based on Level 3 inputs use unobservable inputs and include valuations of assets or liabilities for which there is little, if any, market activity. The underlying probability of payment of the contingent liability was 80% as of both December 31, 2012 and 2011.